Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 6.9%
1,722,160	(1)	Alphabet, Inc. - Class A	$178,639,657	4.6
102,824	(1)	NetFlix, Inc.	35,523,636	0.9
728,724	(1)	Pinterest, Inc.	19,872,303	0.5
327,859	(1)	Walt Disney Co.	32,828,522	0.9
			266,864,118	6.9

		Consumer Discretionary: 11.9%
1,858,479	(1)	Amazon.com, Inc.	191,962,296	5.0
26,172	(1)	Chipotle Mexican Grill, Inc.	44,709,366	1.2
331,459	(1)	Etsy, Inc.	36,901,330	1.0
321,279	(1)	Expedia Group, Inc.	31,173,701	0.8
120,908	(1)	Lululemon Athletica, Inc.	44,033,485	1.1
339,944		Ross Stores, Inc.	36,078,257	0.9
505,092		Starbucks Corp.	52,595,230	1.4
86,781	(1)	Tesla, Inc.	18,003,586	0.5
			455,457,251	11.9

		Consumer Staples: 5.3%
260,195		Constellation Brands, Inc.	58,775,449	1.5
256,867		Estee Lauder Cos., Inc.	63,307,441	1.7
566,525		Mondelez International, Inc.	39,498,123	1.0
295,836		Walmart, Inc.	43,621,018	1.1
			205,202,031	5.3

		Energy: 1.2%
169,183		Cheniere Energy, Inc.	26,663,241	0.7
155,709		Diamondback Energy, Inc.	21,047,185	0.5
			47,710,426	1.2

		Financials: 7.1%
87,201		LPL Financial Holdings, Inc.	17,649,482	0.5
67,365		MSCI, Inc. - Class A	37,703,517	1.0
593,710		Tradeweb Markets, Inc.	46,914,964	1.2
752,312		Visa, Inc. - Class A	169,616,264	4.4
			271,884,227	7.1

		Health Care: 13.2%
307,555		Abbott Laboratories	31,143,019	0.8
950,054	(1)	Boston Scientific Corp.	47,531,202	1.2
108,117		Cigna Corp.	27,627,137	0.7
158,395		Danaher Corp.	39,921,876	1.1
587,091	(1)	DexCom, Inc.	68,208,232	1.8
313,008		Eli Lilly & Co.	107,493,207	2.8
183,039	(1)	Intuitive Surgical, Inc.	46,760,973	1.2
134,820		Stryker Corp.	38,487,066	1.0
107,747		UnitedHealth Group, Inc.	50,920,155	1.3
154,291	(1)	Vertex Pharmaceuticals, Inc.	48,612,465	1.3
			506,705,332	13.2

		Industrials: 6.9%
498,174		Emerson Electric Co.	43,410,882	1.1
87,133		Old Dominion Freight Line	29,698,412	0.8
120,333		Parker Hannifin Corp.	40,445,125	1.1
258,956		Quanta Services, Inc.	43,152,428	1.1
65,265		TransDigm Group, Inc.	48,103,568	1.3
50,386		United Rentals, Inc.	19,940,763	0.5
825,643	(1)	WillScot Mobile Mini Holdings Corp.	38,706,144	1.0
			263,457,322	6.9

		Information Technology: 44.1%
580,697	(1)	Advanced Micro Devices, Inc.	56,914,113	1.5
2,303,402		Apple, Inc.	379,830,990	9.9
205,972	(1)	Atlassian Corp.	35,256,227	0.9
262,287	(1)	Crowdstrike Holdings, Inc.	36,001,514	0.9
443,495	(1)	Datadog, Inc.	32,224,347	0.8
195,699	(1)	Enphase Energy, Inc.	41,151,586	1.1
141,482		Intuit, Inc.	63,076,920	1.6
247,846	(1)	Keysight Technologies, Inc.	40,022,172	1.0
59,182		Lam Research Corp.	31,373,562	0.8
793,150		Micron Technology, Inc.	47,858,671	1.3
1,652,132		Microsoft Corp.	476,309,655	12.4
103,267		Motorola Solutions, Inc.	29,547,787	0.8
599,565		Nvidia Corp.	166,541,170	4.3
355,813	(1)	Palo Alto Networks, Inc.	71,070,089	1.9
367,086		Qualcomm, Inc.	46,832,832	1.2
296,848	(1)	Salesforce, Inc.	59,304,293	1.6
68,753	(1)	ServiceNow, Inc.	31,950,894	0.8
235,363	(1)	Workday, Inc.	48,611,874	1.3
			1,693,878,696	44.1

		Materials: 0.8%
240,780		FMC Corp.	29,406,461	0.8

		Real Estate: 1.4%
423,825		ProLogis, Inc.	52,880,645	1.4

		Utilities: 0.9%
471,399		NextEra Energy, Inc.	36,335,435	0.9

	Total Common Stock
	(Cost $3,837,737,283)		3,829,781,944	99.7

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
23,082,000	(2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
		(Cost $23,082,000)	23,082,000	0.6

	Total Short-Term Investments
	(Cost $23,082,000)		23,082,000	0.6

	Total Investments in Securities (Cost $3,860,819,283)		$3,852,863,944	100.3
	Liabilities in Excess of Other Assets		(10,916,297)	(0.3)
	Net Assets		$3,841,947,647	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$3,829,781,944	$–	$–	$3,829,781,944
Short-Term Investments	23,082,000	–	–	23,082,000
Total Investments, at fair value	$3,852,863,944	$–	$–	$3,852,863,944

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,869,585,298.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$289,934,218
Gross Unrealized Depreciation	(306,655,572)
Net Unrealized Depreciation	$(16,721,354)